Subsequent Events	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events
Subsequent Events.

NOTE 16 – Subsequent Events

Between July 1, 2018 and August 15, 2018, the Company issued 28,282,315 shares of common stock, of which 5,782,315 were for cash and 22,500,000 were for debt conversions.

On July 24, 2018 the Company executed a $157,500 convertible note payable with GHS. On August 13, 2018 the Company executed a $157,500 convertible note payable with GHS. Both notes have nine month terms and include a fixed conversion rate of $.008 and can be prepaid at any time.

On July 25, 2018 the Company acquired the assets of BFIT Brands, LLC, (“BFIT”) an Arizona limited liability company. These assets include the cash, accounts receivable, inventory, FitWhey trademark, recipes and formulas of BFIT’s FitWhey branded water-based protein drinks containing caffeine and a vitamin B pack. The Company paid total consideration of $230,000 including forgiveness of an $80,000 note receivable from BFIT, $75,000 in common stock and $75,000 in cash to be paid out to BFIT owners over time based on 5% of revenues. On August 2, 2018, the Company organized a new wholly-owned subsidiary, FitWhey Brands, Inc. (“FitWhey”) to operate the acquired business.

Between January 1 and March 30, 2018, the Company issued 349,469,321 shares of common stock, including 168,805,244 for convertible notes payable conversions, 10,597,405 for director and employee compensation, 29,096,402 for option exercises, 5,821,256 for services rendered, and 135,149,014 for cash.

Between January 1 and March 30, 2018, the Company issued convertible notes payable in the amount of $300,000 and amended two notes payable to GHS in the aggregate amount of $500,000 to include a conversion feature of $.005. Holders of convertible notes payable converted $308,727 of outstanding principal during that same period.

On January 5, 2018 the Company entered into a $300,000 secured convertible promissory note with GHS. On January 9, 2018 the Company amended two $250,000 secured promissory notes payable with GHS to include a $.005 conversion feature.

On February 9, 2018 the Company received a notice of effectiveness from the Securities and Exchange Commission on its Registration Statement on Form S-1/A. The registration statement registered 250,000,000 shares of common stock for resale by GHS. Subsequent to the effective date, the Company sold 94,826,433 shares of stock to GHS in accordance with the EFA.